Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 2,115,379	R$ 3,938,951
Financial investments and hedging instruments	3,090,212	2,853,106
Trade receivables	3,635,834	4,069,307
Reseller financing	436,188	367,262
Inventories	3,715,560	3,354,532
Recoverable taxes	1,122,335	639,699
Recoverable income and social contribution taxes	325,343	257,182
Dividends receivable	3,630	1,064
Other receivables	36,765	58,561
Prepaid expenses	111,355	187,570
Contractual assets with customers - exclusive rights	465,454	484,473
Current assets	15,058,055	16,211,707
Non-current assets
Financial investments and hedging instruments	506,506	202,349
Trade receivables	53,666	81,569
Reseller financing	364,748	348,268
Related parties	490	490
Deferred income and social contribution taxes	653,694	514,187
Recoverable taxes	767,360	747,180
Recoverable income and social contribution taxes	104,947	105,602
Escrow deposits	921,443	881,507
Indemnification asset - business combination	193,496	194,719
Other receivables	3,430	1,411
Prepaid expenses	69,216	399,095
Contractual assets with customers - exclusive rights	1,000,535	1,034,004
Total long term assets	4,639,531	4,510,381
Investments
In joint-ventures	153,076	101,954
In associates	25,750	24,338
Other	2,793	2,795
Total investments	181,619	129,087
Right of use assets	1,980,912
Property, plant, and equipment	7,572,762	7,278,865
Intangible assets	1,762,593	2,369,355
Noncurrent assets	16,137,417	14,287,688
Total assets	31,195,472	30,499,395
Current liabilities
Loans and hedging instruments	867,871	2,007,430
Debentures	249,570	263,718
Finance leases	0
Trade payables	2,158,478	2,551,607
Trade payables—reverse factoring	541,593	180,070
Salaries and related charges	405,636	428,192
Taxes payable	269,922	268,005
Dividends payable	16,694	284,024
Income and social contribution taxes payable	164,757	55,477
Post-employment benefits	28,951	45,655
Provision for asset retirement obligation	3,847	4,382
Provision for tax, civil, and labor risks	40,455	77,822
Trade payables - customers and third parties' indemnification	0	3,501
Leases payable	206,396	2,849
Other payables	213,273	137,494
Deferred revenue	27,626	26,572
Current liabilities	5,195,069	6,336,798
Non-current liabilities
Loans and hedging instruments non-current	6,907,113	6,487,400
Debentures	6,368,168	6,401,535
Finance leases	0
Related parties	3,925	4,071
Deferred income and social contribution taxes	7,531	9,297
Post-employment benefits	243,916	204,160
Provision for asset retirement obligation	47,395	50,285
Provision for tax, civil, and labor risks	884,140	865,249
Leases payable	1,382,277	43,217
Deferred revenue	0	11,850
Subscription warrants - indemnification	130,657	123,095
Other payables	190,106	162,409
Noncurrent liabilities	16,165,228	14,362,568
Equity
Share capital	5,171,752	5,171,752
Equity instrument granted	11,970	4,309
Capital reserve	542,400	542,400
Treasury shares	(485,383)	(485,383)
Revaluation reserve on subsidiaries	4,522	4,712
Profit reserves	3,995,414	4,099,092
Valuation adjustments	(146,317)	(63,989)
Cumulative translation adjustments	102,427	65,857
Additional dividends to the minimum mandatory dividends	261,470	109,355
Equity attributable to:
Shareholders of the Company	9,458,255	9,448,105
Non-controlling interests in subsidiaries	376,920	351,924
Total equity	9,835,175	9,800,029
Total liabilities and equity	R$ 31,195,472	R$ 30,499,395